Note 7 - Income Taxes (Details) - Income Tax Provision (Benefit) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current provision:
Federal					$ (388,864)	$ 583,558
State, net of state tax credits					(28,800)	220,896
					(417,664)	804,454
Deferred provision:
Federal					1,403,100	(482,350)
State					355,000	(69,950)
				$ (96,588)	1,758,100	(552,300)
Total income tax provision	$ 0	$ 79,206	$ 0	$ 121,523	$ 1,340,436	$ 252,154